Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2011
Money Market Portfolio - Investor Shares | Money Market Portfolio
Expense Example, No Redemption:
1 YEAR	$ 18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Balanced Portfolio - Investor Shares | Balanced Portfolio
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Equity Index Portfolio - Investor Shares | Equity Index Portfolio
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Equity Income Portfolio - Investor Shares | Equity Income Portfolio
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	106
5 YEAR	185
10 YEAR	418
Growth Portfolio - Investor Shares | Growth Portfolio
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505
International Portfolio - Investor Shares | International Portfolio
Expense Example, No Redemption:
1 YEAR	52
3 YEAR	164
5 YEAR	285
10 YEAR	640
Small Company Growth Portfolio - Investor Shares | Small Company Growth Portfolio
Expense Example, No Redemption:
1 YEAR	44
3 YEAR	138
5 YEAR	241
10 YEAR	542
Total Bond Market Index Portfolio - Investor Shares | Total Bond Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	268
High Yield Bond Portfolio - Investor Shares | High Yield Bond Portfolio
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Short-Term Investment-Grade Portfolio - Investor Shares | Short-Term Investment-Grade Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Capital Growth Portfolio - Investor Shares | Capital Growth Portfolio
Expense Example, No Redemption:
1 YEAR	43
3 YEAR	135
5 YEAR	235
10 YEAR	530
Diversified Value Portfolio - Investor Shares | Diversified Value Portfolio
Expense Example, No Redemption:
1 YEAR	40
3 YEAR	125
5 YEAR	219
10 YEAR	493
Total Stock Market Index Portfolio - Investor Shares | Total Stock Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Mid-Cap Index Portfolio - Investor Shares | Mid-Cap Index Portfolio
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
REIT Index Portfolio - Investor Shares | REIT Index Portfolio
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
Conservative Allocation Portfolio - Investor Shares | Conservative Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	26
3 YEAR	80
5 YEAR	141
10 YEAR	318
Moderate Allocation Portfolio - Investor Shares | Moderate Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255